Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax savings	$ 0	$ 1,353,778	$ 825,784
Basic and diluted earnings per shares	$ 0	$ 0.25	$ 0.20
Income tax expenses	$ (77,649)	$ 124,058	$ 286,071
Allowance for doubtful accounts	$ 5,800,000	$ 2,500,000